Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 503,420,447	$ 563,058,544
Less: current portion of long-term bank loans	(322,444,388)	(410,969,547)
Total long-term bank loans	180,976,059	152,088,997
Real estate properties under development	2,530,951,122	2,453,888,438	$ 3,277,056,653
Real estate properties held for lease	306,314,884	322,552,001	$ 373,467,867
Real estate properties development completed	675,946,233	854,076,531
Property and equipment, net	13,331,980	25,543,359
Restricted cash	53,235,183	96,356,223
Pledged as collateral
Debt Instrument [Line Items]
Land use rights	379,460,397	398,837,052
Real estate properties held for lease	$ 252,517,455	$ 278,724,872
Long-term bank loans
Debt Instrument [Line Items]
weighted average interest rate	6.33%	6.06%
Long-term bank loans | Pledged as collateral
Debt Instrument [Line Items]
Real estate properties under development	$ 233,551,914	$ 235,545,667
Land use rights	238,219,368	249,556,186
Real estate properties held for lease	111,581,723	115,419,606
Real estate properties development completed	8,863,812	8,996,093
Long-term bank loans | Pledged as collateral | RMB
Debt Instrument [Line Items]
Long term bank loan	503,420,448
Long-term bank loans | Pledged as collateral | US Dollar
Debt Instrument [Line Items]
Long term bank loan	$ 0	0
Minimum | Long-term bank loans
Debt Instrument [Line Items]
Debt instrument prime rate range	93.00%
Maximum | Long-term bank loans
Debt Instrument [Line Items]
Debt instrument prime rate range	189.00%
Loan from ICBC
Debt Instrument [Line Items]
Total	$ 19,462,100	0
Loan from ICBC | Loan from ICBC, Due September 13, 2027, at 4.75 Per annum
Debt Instrument [Line Items]
Total	$ 19,462,100	0
Maturity date	Sep. 13, 2027
Stated rate	4.75%
Loan from Bank of China
Debt Instrument [Line Items]
Total	$ 13,819,929	20,458,300
Loan from Bank of China | Loan from Bank of China, Due March 19, 2023 at 5.2250% per annum
Debt Instrument [Line Items]
Total	$ 13,819,929	14,118,910
Maturity date	Mar. 19, 2023
Stated rate	5.225%
Loan from Bank of China | Loan from Bank of China, Due October 31, 2022 at 4.75% per annum
Debt Instrument [Line Items]
Total	$ 0	6,339,390
Maturity date	Oct. 31, 2022
Stated rate	4.75%
Loan from Ping An Bank Co., Ltd
Debt Instrument [Line Items]
Total	$ 17,945,579	18,213,393
Loan from Ping An Bank Co., Ltd | Loan from Ping An Bank Co., Ltd. Due March 18, 2022, at 6.8875% per annum
Debt Instrument [Line Items]
Total	$ 17,945,579	18,213,393
Maturity date	Mar. 18, 2022
Stated rate	6.8875%
Loan from Bank of Minsheng
Debt Instrument [Line Items]
Total	$ 239,264,413	256,145,359
Loan from Bank of Minsheng | Loan from Bank Of Minsheng, Due May 30, 2031 at 4.50% per annum
Debt Instrument [Line Items]
Total	$ 45,768,182	46,451,212
Maturity date	May 30, 2031
Stated rate	4.50%
Loan from Bank of Minsheng | Loan From Bank Of Minsheng Due March 30, 2023 At 7.6 Per annum
Debt Instrument [Line Items]
Maturity date	Mar. 30, 2023
Stated rate	7.60%
Loan from Bank of Minsheng | Loan from Bank of Minsheng Due January 14, 2024 at 6.65% per annum
Debt Instrument [Line Items]
Maturity date	Jan. 14, 2024
Stated rate	6.65%
Loan from Bank of Minsheng | Loan from Bank Of Minsheng, Due November 30, 2031 at 4.40% per annum
Debt Instrument [Line Items]
Total	$ 30,604,547	31,140,345
Maturity date	Nov. 30, 2031
Stated rate	4.40%
Loan from Bank of Minsheng | Loan from Bank Of Minsheng, Due November 30, 2031 at 5.80% per annum
Debt Instrument [Line Items]
Total	$ 162,891,684	178,553,802
Maturity date	Nov. 30, 2031
Stated rate	5.80%
Loan from Bank of Huaxia Co., Ltd
Debt Instrument [Line Items]
Total	$ 16,645,151	16,925,749
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due May 26, 2025 at 7.00% per annum
Debt Instrument [Line Items]
Total	$ 11,127,651	11,293,716
Maturity date	May 26, 2025
Stated rate	7.00%
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due March 21, 2023, at 7.00% per annum
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2023
Stated rate	7.00%
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due June 29, 2025 at 8.00% Per annum
Debt Instrument [Line Items]
Total	$ 5,517,500	5,632,033
Maturity date	Jun. 29, 2025
Stated rate	8.00%
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due March 30, 2023, at 8.00% Per annum
Debt Instrument [Line Items]
Maturity date	Mar. 30, 2023
Stated rate	8.00%
Loan from Bank of Zhengzhou Co., Ltd
Debt Instrument [Line Items]
Total	$ 104,334,762	156,578,706
Loan from Bank of Zhengzhou Co., Ltd | Loan from Bank of Zhengzhou Co., Ltd, Due March 25, 2023, at 7.00% per annum
Debt Instrument [Line Items]
Total	$ 0	50,686,885
Maturity date	Mar. 25, 2023
Stated rate	7.00%
Loan from Bank of Zhengzhou Co., Ltd | Loan from Bank of Zhengzhou Co., Ltd, Due August 11, 2023 at 6.5% per annum
Debt Instrument [Line Items]
Total	$ 104,334,762	105,891,821
Maturity date	Aug. 11, 2023
Stated rate	6.50%
Loan from Xiamen International Bank Co., Ltd
Debt Instrument [Line Items]
Total	$ 6,746,981	6,847,671
Loan from Xiamen International Bank Co., Ltd | Loan from Xiamen International Bank Co., Ltd Due November 16, 2024, at 6.80% Per annum
Debt Instrument [Line Items]
Total	$ 6,746,981	6,847,671
Maturity date	Nov. 16, 2024
Stated rate	6.80%
Loan from Xiamen International Bank Co., Ltd | Loan from Xiamen International Bank Co., Ltd Due January 6, 2023, at 6.80% Per annum
Debt Instrument [Line Items]
Maturity date	Jan. 06, 2023
Stated rate	6.80%
Loan from Bank of Guangzhou Co., Ltd | Loan from Bank Of Guangzhou Co. Ltd, Due September 2, 2025 at 9.00% per annum
Debt Instrument [Line Items]
Total	$ 85,201,532	$ 87,889,366
Maturity date	Sep. 02, 2025
Stated rate	9.00%
Loan from Bank of Guangzhou Co., Ltd | Loan from Bank Of Guangzhou Co. Ltd, Due September 2, 2024 at 9.00% per annum
Debt Instrument [Line Items]
Maturity date	Sep. 02, 2024
Stated rate	9.00%